UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                       --------

                                    FORM N-Q
                                       --------

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                     Investment Company Act File Number 811-07102

                       The Advisors' Inner Circle Fund II
               (Exact name of registrant as specified in charter)
                                       --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

          Registrant's telephone number, including area code: (877) 446-3863

                     Date of fiscal year end: July 31, 2008

                      Date of reporting period: October 31, 2007

Item 1.   Schedule of Investments


THE ADVISORS' INNER CIRCLE FUND II               PERIMETER SMALL CAP GROWTH FUND
                                                               October 31, 2007
                                                                    (Unaudited)
--------------------------------------------------------------------------------

  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 95.0%
                                                              Shares          Value
                                                              ------        ---------
  CONSUMER DISCRETIONARY - 14.2%
     Aeropostale * .................................          21,940        $ 502,426
     Aftermarket Technology * ......................          12,450          429,774
     Amerigon * ....................................          19,116          375,438
     Asbury Automotive Group .......................          18,550          340,022
     Capella Education * ...........................           1,690          104,780
     Cooper Tire & Rubber ..........................          16,380          364,946
     CROCS * .......................................           5,600          418,600
     Dover Downs Gaming & Entertainment ............          12,715          138,975
     Dress Barn * ..................................          17,339          284,186
     Drew Industries * .............................          10,530          416,777
     Fossil * ......................................          10,835          406,963
     Genesco * .....................................           2,989          138,092
     Interactive Data ..............................          15,610          501,705
     J Crew Group * ................................          12,480          466,752
     Jack in the Box * .............................          12,122          380,267
     Jarden * ......................................          10,964          389,441
     Maidenform Brands * ...........................          17,708          262,964
     Men's Wearhouse ...............................          10,350          437,391
     O'Charleys ....................................          15,640          250,709
     PetMed Express * ..............................          25,770          375,727
     Phillips-Van Heusen ...........................           7,102          339,476
     Priceline.com * ...............................           3,854          358,807
     Shutterfly * ..................................           8,930          297,994
     Sonic Automotive, Cl A ........................          10,590          267,504
     Sotheby's .....................................           3,140          170,094
     Stage Stores ..................................          11,490          215,552
     Steiner Leisure * .............................           9,315          418,989
     Sturm Ruger * .................................          17,040          159,324
     Texas Roadhouse, Cl A * .......................          23,690          300,152
     Warnaco Group * ...............................          12,270          499,266
     Wet Seal, Cl A * ..............................          42,850          113,553
     Winnebago Industries ..........................          16,350          421,503
                                                                             --------
                                                                           10,548,149






  COMMON STOCK - continued
                                                              Shares           Value
                                                              ------        ---------
  CONSUMER STAPLES - 3.5%
     Andersons .....................................           8,320        $ 413,088
     Central European Distribution * ...............           8,310          441,926
     Elizabeth Arden * .............................          15,820          393,918
     Hain Celestial Group * ........................          10,790          378,297
     Ingles Markets, Cl A ..........................           9,693          268,981
     Longs Drug Stores .............................           4,173          219,124
     Sanderson Farms ...............................           6,035          210,018
     Spartan Stores ................................          13,781          306,352
                                                                             --------
                                                                            2,631,704
  ENERGY - 5.5%
     Bill Barrett * ................................          10,288          481,478
     Cano Petroleum * ..............................           5,872           44,921
     Comstock Resources * ..........................          11,560          422,518
     Core Laboratories * ...........................           2,298          335,370
     Grey Wolf * ...................................          23,260          130,954
     Gulfmark Offshore * ...........................           7,880          367,050
     Hercules Offshore * ...........................          12,025          325,156
     Massey Energy .................................           9,710          307,613
     Natural Gas Services Group * ..................          18,800          348,364
     Oil States International * ....................           7,700          332,563
     Parker Drilling * .............................          40,780          344,183
     Petroquest Energy * ...........................          34,648          446,959
     T-3 Energy Services, Cl 3 * ...................           4,480          212,890
                                                                             --------
                                                                            4,100,019
  FINANCIALS - 6.7%
     City Bank .....................................           6,510          155,914
     Delphi Financial Group, Cl A ..................           5,693          220,604
     Ezcorp, Cl A * ................................          31,080          409,013
     FBL Financial Group, Cl A .....................           6,424          260,044
     Fpic Insurance Group * ........................           8,475          354,085
     Green Bankshares ..............................           7,313          234,382
     Harleysville Group ............................          11,252          350,725
     Infinity Property & Casualty ..................           8,395          337,647







  COMMON STOCK - continued
                                                              Shares           Value
                                                              ------        ---------
  FINANCIALS - continued
     IPC Holdings ..................................           8,990        $ 268,891
     Platinum Underwriters Holdings ................           8,790          316,440
     ProAssurance * ................................           6,274          345,948
     Prosperity Bancshares .........................           8,635          279,083
     RLI ...........................................           7,030          408,935
     Sterling Financial ............................           7,370          165,825
     SVB Financial Group * .........................           5,430          281,220
     United Community Banks ........................           7,753          171,651
     Western Alliance Bancorp * ....................           7,233          164,478
     Zenith National Insurance .....................           7,309          293,676
                                                                             --------
                                                                            5,018,561
  HEALTH CARE - 16.2%
     Albany Molecular Research * ...................          32,994          596,862
     Amsurg, Cl A * ................................          10,360          274,022
     Arthrocare * ..................................           4,780          309,935
     BioScrip * ....................................          22,934          179,573
     Bruker BioSciences * ..........................          29,900          309,465
     Conmed * ......................................          11,340          322,510
     Cubist Pharmaceuticals * ......................          17,510          409,734
     eResearchTechnology * .........................          25,685          285,104
     Given Imaging * ...............................           8,380          239,081
     Hologic * .....................................           9,401          638,610
     Icon ADR * ....................................           7,420          430,360
     Illumina * ....................................           8,306          466,382
     Immucor * .....................................          12,980          418,605
     inVentiv Health * .............................          10,288          434,462
     Kendle International * ........................           9,399          379,062
     LHC Group * ...................................          18,118          416,352
     Medcath * .....................................          11,240          311,685
     Natus Medical * ...............................          27,261          493,424
     Obagi Medical Products * ......................          16,410          358,394
     Oculus Innovative Sciences * ..................          32,465          246,734
     Omnicell * ....................................          21,796          575,414







  COMMON STOCK - continued
                                                              Shares           Value
                                                              ------        ---------
  HEALTH CARE - continued
     Parexel International * .......................           9,560        $ 439,760
     PDL BioPharma * ...............................          14,501          307,421
     PharmaNet Development Group * .................          12,647          409,763
     Phase Forward * ...............................          18,619          442,946
     Sciele Pharma * ...............................          20,112          511,649
     SurModics * ...................................           9,345          530,235
     Third Wave Technologies * .....................          22,368          202,207
     United Therapeutics * .........................           5,933          406,055
     Viropharma * ..................................          15,020          129,322
     West Pharmaceutical Services ..................           4,100          169,494
     Zoll Medical * ................................          19,020          465,229
                                                                             --------
                                                                           12,109,851
  INDUSTRIALS - 16.0%
     AAON ..........................................          18,650          340,549
     Aerovironment * ...............................          10,540          271,194
     Ameron International ..........................           4,473          482,503
     Apogee Enterprises ............................          10,408          244,900
     Barnes Group ..................................          13,668          502,026
     CBIZ * ........................................          46,788          421,092
     Celadon Group * ...............................          18,840          150,720
     Ceradyne * ....................................           6,638          454,106
     Columbus McKinnon * ...........................          17,902          593,988
     COMSYS IT Partners * ..........................          18,870          335,509
     Curtiss-Wright ................................           6,990          393,467
     EMCOR Group * .................................           8,982          309,250
     Encore Wire ...................................          11,962          251,202
     EnPro Industries * ............................           9,021          369,951
     Esterline Technologies * ......................           8,430          461,795
     Excel Maritime Carriers, Cl A .................           2,687          189,675
     Exponent * ....................................           8,600          259,806
     Flow International * ..........................          23,832          200,427
     FTI Consulting * ..............................          10,660          578,838
     General Cable * ...............................           5,715          411,423







  COMMON STOCK - continued
                                                              Shares           Value
                                                              ------        ---------
  INDUSTRIALS - continued
     GeoEye * ......................................          12,740        $ 398,889
     HUB Group, Cl A * .............................          11,088          281,303
     Hurco * .......................................           7,800          445,380
     ICF International * ...........................           8,414          261,255
     Integrated Electrical Services * ..............          11,714          273,053
     Mobile Mini * .................................           6,940          124,434
     Moog, Cl A * ..................................          10,294          475,068
     TBS International, Cl A * .....................           6,730          422,913
     Teledyne Technologies * .......................           8,035          420,311
     Tennant .......................................           7,826          369,074
     TransDigm Group * .............................           9,580          436,082
     Valmont Industries ............................           3,080          294,818
     Waste Connections * ...........................           8,870          299,895
     Waste Industries USA ..........................           6,357          228,852
                                                                             --------
                                                                           11,953,748
  INFORMATION TECHNOLOGY - 29.5%
     Actuate * .....................................          45,791          402,503
     Adtran ........................................          10,515          253,096
     Advanced Analogic Technologies * ..............          31,070          375,326
     Anadigics * ...................................          20,950          309,012
     Ansys * .......................................          16,444          638,192
     Art Technology Group * ........................           8,600           39,646
     Aspen Technology * ............................          22,777          397,231
     Atheros Communications * ......................          14,020          492,102
     Avici Systems .................................          45,260          374,300
     Blue Coat Systems * ...........................           4,910          199,297
     BluePhoenix Solutions * .......................          25,047          533,251
     Bottomline Technologies * .....................          27,460          441,008
     Cabot Microelectronics * ......................           8,010          317,837
     Cavium Networks * .............................           2,910           84,623
     Ceragon Networks * ............................          19,916          362,670
     Checkpoint Systems * ..........................          12,880          389,620
     Cirrus Logic * ................................          24,797          152,502







  COMMON STOCK - continued
                                                              Shares           Value
                                                              ------        ---------
  INFORMATION TECHNOLOGY - continued
     Cogent * ......................................          26,490        $ 391,257
     Comtech Telecommunications * ..................           5,620          304,885
     Digital River * ...............................           7,670          406,970
     Epicor Software * .............................          19,176          223,976
     EPIQ Systems * ................................          14,825          287,457
     Euronet Worldwide * ...........................          13,360          427,921
     FalconStor Software * .........................          19,330          271,200
     FARO Technologies * ...........................          13,780          396,313
     Flir Systems * ................................           6,180          428,830
     GigaMedia * ...................................          17,860          437,213
     Hutchinson Technology * .......................          16,130          382,765
     InterVoice * ..................................          30,830          302,134
     Interwoven * ..................................          31,271          443,735
     Jack Henry & Associates .......................          15,900          464,598
     LivePerson * ..................................          31,511          180,873
     LTX * .........................................          33,560          111,084
     Macrovision * .................................          13,124          314,976
     Manhattan Associates * ........................          10,250          309,140
     Mentor Graphics * .............................          16,480          264,010
     Methode Electronics ...........................          22,300          279,642
     Microsemi * ...................................          11,450          304,684
     Monolithic Power Systems * ....................          15,570          341,450
     Nice Systems ADR * ............................          11,921          470,045
     Nuance Communications * .......................          19,630          434,019
     Oplink Communications * .......................          19,434          293,842
     Perficient * ..................................          15,790          297,641
     Pericom Semiconductor * .......................          19,649          293,556
     Plexus * ......................................          14,290          368,682
     Progress Software * ...........................          11,310          369,950
     Quest Software * ..............................          23,481          408,569
     Radiant Systems * .............................          31,677          516,969
     Rogers * ......................................             213           10,443
     Secure Computing * ............................          14,854          147,055







  COMMON STOCK - continued
                                                              Shares          Value
                                                              ------        ---------
  INFORMATION TECHNOLOGY - continued
     Semtech * .....................................          20,050        $ 343,055
     Shanda Interactive Entertainment ADR * ........          12,360          486,613
     Silicon Motion Technology ADR * ...............          15,610          390,250
     Sirenza Microdevices * ........................          33,720          557,729
     Spectrum Control * ............................          15,890          272,831
     SPSS * ........................................          10,358          393,604
     Standard Microsystems * .......................           9,228          359,892
     Synaptics * ...................................           6,240          339,144
     Taleo, Cl A * .................................          10,896          304,543
     TriQuint Semiconductor * ......................          45,796          287,141
     Ultimate Software Group * .....................          13,437          463,711
     Vasco Data Security International * ...........          10,050          265,722
     Vocus * .......................................          11,390          409,812
     Zoran * .......................................          20,120          513,060
                                                                             --------
                                                                           22,035,207
  MATERIALS - 2.9%
     Aptargroup ....................................           9,874          441,368
     HB Fuller .....................................          12,000          353,160
     ICO * .........................................          20,388          295,218
     Landec * ......................................          24,280          360,801
     Sensient Technologies .........................          15,304          457,437
     Universal Stainless & Alloy * .................           5,818          216,720
                                                                             --------
                                                                            2,124,704
  TELECOMMUNICATION SERVICES - 0.5%
     Cbeyond * .....................................           9,233          361,195
                                                                             --------

     TOTAL COMMON STOCK
        (Cost $63,627,202) .........................                       70,883,138
                                                                          -----------

  EXCHANGE TRADED FUND - 1.6%
     iShares Russell 2000 Growth Index Fund
        (Cost $1,155,430) ..........................          13,450        1,203,103
                                                                           ----------







  SHORT-TERM INVESTMENT - 3.0%
                                                              Shares          Value
                                                              ------        ---------
     Union Bank of California Money
        Market Fund, 3.130% (A)
        (Cost $2,217,654) ..........................       2,217,654      $ 2,217,654
                                                                          -----------

     TOTAL INVESTMENTS - 99.6%
        (Cost $67,000,286)  + ......................                     $ 74,303,895
                                                                         ------------
                                                                         ------------


  Percentages are based on Net Assets of $74,609,521.

  *   Non-income producing security.
  (A) The rate shown is the 7-day simple yield as of October 31, 2007. ADR - American Depositary Receipt
  Cl  -  Class

  + At October 31, 2007, the tax basis cost of the Fund's investments was $67,000,286, and the unrealized appreciation and depreciation were $10,327,284 and $(3,023,675), respectively.

      For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.













PCM-QH-001-0300

Item 2.   Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Advisors' Inner Cirlce Fund II


By (Signature and Title)*                                   /s/ James F. Volk
                                                            --------------------
                                                            James F. Volk
                                                            President
Date: December 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                                   /s/ James F. Volk
                                                            --------------------
                                                            James F. Volk
                                                            President
Date: December 21, 2007


By (Signature and Title)*                                   /s/ Michael Lawson
                                                            --------------------
                                                            Michael Lawson
                                                            Controller and Chief
Financial Officer
Date: December 21, 2007


* Print the name and title of each signing officer under his or her signature.